Expense Example, No Redemption - The Gabelli Growth Fund	Apr. 30, 2026 USD ($)
The Gabelli Growth Fund CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 135
Expense Example, No Redemption, 3 Years	421
Expense Example, No Redemption, 5 Years	728
Expense Example, No Redemption, 10 Years	1,600
The Gabelli Growth Fund CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	703
Expense Example, No Redemption, 3 Years	972
Expense Example, No Redemption, 5 Years	1,261
Expense Example, No Redemption, 10 Years	2,083
The Gabelli Growth Fund CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	211
Expense Example, No Redemption, 3 Years	652
Expense Example, No Redemption, 5 Years	1,119
Expense Example, No Redemption, 10 Years	2,411
The Gabelli Growth Fund CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	110
Expense Example, No Redemption, 3 Years	343
Expense Example, No Redemption, 5 Years	595
Expense Example, No Redemption, 10 Years	$ 1,317